Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Valuation Assumption Ranges for MSRs	The following table shows the significant valuation assumption ranges for MSRs at December 31, 2017:

	Minimum	Maximum	Average
Expected prepayment	6%	17%	10%
Option adjusted spread	7	10	8

Valuation Assumption Ranges for Derivative Commitments

The following table shows the significant valuation assumption ranges for the Company’s derivative commitments to purchase and originate mortgage loans at December 31, 2017:

	Minimum	Maximum	Average
Expected loan close rate	6%	100%	80%
Inherent MSR value (basis points per loan)	(1)	184	117

Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total
December 31, 2017
Available-for-sale securities
U.S. Treasury and agencies	$22,572	$729	$–	$–	$23,301
Mortgage-backed securities
Residential
Agency	–	38,031	–	–	38,031
Commercial
Agency	–	6	–	–	6
Asset-backed securities
Other	–	419	–	–	419
Obligations of state and political
subdivisions	–	6,358	–	–	6,358
Other investments	22	–	–	–	22
Total available-for-sale	22,594	45,543	–	–	68,137
Mortgage loans held for sale	–	3,534	–	–	3,534
Mortgage servicing rights	–	–	2,645	–	2,645
Derivative assets	6	1,960	516	(652)	1,830
Other assets	154	1,163	–	–	1,317
Total	$22,754	$52,200	$3,161	$(652)	$77,463
Derivative liabilities	$–	$1,958	$409	$(1,130)	$1,237
Short-term borrowings and other liabilities(c)	101	894	–	–	995
Total	$101	$2,852	$409	$(1,130)	$2,232
December 31, 2016
Available-for-sale securities
U.S. Treasury and agencies	$16,355	$772	$–	$–	$17,127
Mortgage-backed securities
Residential
Agency	–	43,138	–	–	43,138
Non-agency
Prime(a)	–	–	242	–	242
Non-prime(b)	–	–	195	–	195
Commercial
Agency	–	15	–	–	15
Asset-backed securities
Other	–	481	2	–	483
Obligations of state and political subdivisions	–	5,039	–	–	5,039
Corporate debt securities	–	–	9	–	9
Other investments	36	–	–	–	36
Total available-for-sale	16,391	49,445	448	–	66,284
Mortgage loans held for sale	–	4,822	–	–	4,822
Mortgage servicing rights	–	–	2,591	–	2,591
Derivative assets	–	2,416	554	(984)	1,986
Other assets	183	1,137	–	–	1,320
Total	$16,574	$57,820	$3,593	$(984)	$77,003
Derivative liabilities	$7	$2,469	$383	$(1,185)	$1,674
Short-term borrowings and other liabilities(c)	142	938	–	–	1,080
Total	$149	$3,407	$383	$(1,185)	$2,754
(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Primarily represents the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.

Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)		Purchases	Sales	Principal Payments	Issuances		Settlements	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period
2017
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime(a)	$242	$–		$(2)		$–	$(234)	$(6)	$–		$–	$–	$–
Non-prime(b)	195	–		(17)		–	(175)	(3)	–		–	–	–
Asset-backed securities
Other	2	–		–		–	(2)	–	–		–	–	–
Corporate debt securities	9	–		2		–	(11)	–	–		–	–	–
Total available-for-sale	448	–		(17	)(e)	–	(422)	(9)	–		–	–	–
Mortgage servicing rights	2,591	(404	)(c)	–		13	–	–	445	(f)	–	2,645	(404	)(c)
Net derivative assets and liabilities	171	317	(d)	–		1	(10)	–	–		(372)	107	(52	)(g)

2016
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime(a)	$318	$(1)		$–		$–	$–	$(75)	$–		$–	$242	$–
Non-prime(b)	240	(1)		(2)		–	–	(42)	–		–	195	(2)
Asset-backed securities
Other	2	–		–		–	–	–	–		–	2	–
Corporate debt securities	9	–		–		–	–	–	–		–	9	–
Total available-for-sale	569	(2	)(h)	(2	)(e)	–	–	(117)	–		–	448	(2)
Mortgage servicing rights	2,512	(488	)(c)	–		43	–	–	524	(f)	–	2,591	(488	)(c)
Net derivative assets and liabilities	498	332	(i)	–		2	(14)	–	–		(647)	171	(257	)(j)

2015
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime(a)	$405	$–		$(4)		$–	$–	$(83)	$–		$–	$318	$(4)
Non-prime(b)	280	(1)		(1)		–	–	(38)	–		–	240	(1)
Asset-backed securities
Other	62	4		(2)		–	(51)	(11)	–		–	2	–
Corporate debt securities	9	–		–		–	–	–	–		–	9	–
Total available-for-sale	756	3	(k)	(7	)(e)	–	(51)	(132)	–		–	569	(5)
Mortgage servicing rights	2,338	(487	)(c)	–		29	–	–	632	(f)	–	2,512	(487	)(c)
Net derivative assets and liabilities	574	707	(l)	–		1	(13)	–	–		(771)	498	135	(m)
(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Included in mortgage banking revenue.
(d)	Approximately $21 million included in other noninterest income and $296 million included in mortgage banking revenue.
(e)	Included in changes in unrealized gains and losses on securities available-for-sale.
(f)	Represents MSRs capitalized during the period.
(g)	Approximately $(77) million included in other noninterest income and $25 million included in mortgage banking revenue.
(h)	Approximately $(3) million included in securities gains (losses) and $1 million included in interest income.
(i)	Approximately $(77) million included in other noninterest income and $409 million included in mortgage banking revenue.
(j)	Approximately $(276) million included in other noninterest income and $19 million included in mortgage banking revenue.
(k)	Included in interest income.
(l)	Approximately $289 million included in other noninterest income and $418 million included in mortgage banking revenue.
(m)	Approximately $92 million included in other noninterest income and $43 million included in mortgage banking revenue.

Adjusted Carrying Values for Assets Measured at Fair Value on Nonrecurring Basis

The following table summarizes the balances as of the measurement date of assets measured at fair value on a nonrecurring basis, and still held as of December 31:

	2017				2016
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans(a)	$–	$–	$150	$150	$–	$–	$59	$59
Other assets(b)	–	–	31	31	–	–	60	60
(a)	Represents the carrying value of loans for which adjustments were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents the fair value of foreclosed properties that were measured at fair value based on an appraisal or broker price opinion of the collateral subsequent to their initial acquisition.

Losses Recognized Related to Nonrecurring Fair Value Measurements of Individual Assets or Portfolios

The following table summarizes losses recognized related to nonrecurring fair value measurements of individual assets or portfolios for the years ended December 31:

(Dollars in Millions)	2017	2016	2015
Loans(a)	$171	$192	$175
Other assets(b)	20	32	42
(a)	Represents write-downs of student loans held for sale based on non-binding quoted prices received for the portfolio that were subsequently transferred to loans, and write-downs of loans which were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

Differences Between Aggregate Fair Value Carrying Amount of MLHFS for which Fair Value Option has been Elected and Aggregate Unpaid Principal Amount Contractually Obligated to Receive at Maturity

The following table summarizes the differences between the aggregate fair value carrying amount of MLHFS for which the fair value option has been elected and the aggregate unpaid principal amount that the Company is contractually obligated to receive at maturity as of December 31:

	2017			2016
(Dollars in Millions)	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal
Total loans	$3,534	$3,434	$100	$4,822	$4,763	$59
Nonaccrual loans	1	2	1	2	3	(1)
Loans 90 days or more past due	1	1	–	1	1	–

Estimated Fair Values of Financial Instruments

The estimated fair values of the Company’s financial instruments as of December 31, are shown in the table below:

	2017					2016
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
(Dollars in Millions)		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total

Financial Assets
Cash and due from banks	$19,505	$19,505	$–	$–	$19,505	$15,705	$15,705	$–	$–	$15,705
Federal funds sold and securities purchased under resale agreements	93	–	93	–	93	138	–	138	–	138
Investment securities held-to-maturity	44,362	4,613	39,095	15	43,723	42,991	4,605	37,810	20	42,435
Loans held for sale(a)	20	–	–	20	20	4	–	–	4	4
Loans	276,507	–	–	279,391	279,391	269,394	–	–	273,422	273,422
Other financial instruments	2,393	–	1,037	1,364	2,401	2,362	–	920	1,449	2,369

Financial Liabilities
Deposits	347,215	–	346,979	–	346,979	334,590	–	334,361	–	334,361
Short-term borrowings(b)	15,656	–	15,447	–	15,447	12,891	–	12,706	–	12,706
Long-term debt	32,259	–	32,377	–	32,377	33,323	–	33,678	–	33,678
Other liabilities	1,556	–	–	1,556	1,556	1,702	–	–	1,702	1,702
(a)	Excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.
(b)	Excludes the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.